COMMON STOCK AND NON-CONTROLLING INTEREST(Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Common Stock, Shares Authorized	100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	34,756,980		34,756,980	13,421,955
Dividend on common stock and participating preferred dividend declared				$ 12,700,000
Dividends Accrued, Gross			$ 6,303,747	$ 13,781,469
Common Stock, Dividends, Per Share, Declared				$ 145.43
Preferred Stock, Dividend Rate, Percentage				8.00%
Dividends Payable			12,824,825	$ 23,177,503	$ 9,840,005
Dividends	$ 0	$ 2,101,207	6,303,622	12,700,000
Retained Earnings (Accumulated Deficit), Total	$ (28,542,798)		(36,142,727)	(5,933,870)
NBH [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Variable Interest Entity			1,895,000	2,101,000
NBHC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Variable Interest Entity			3,920,000	18,760,000
Bulk Cajun [Member]
Noncontrolling Interest [Line Items]
Variable Interest Entity Cost Of Acquired Entity			524,000	543,000
Nordic Bulk Ventures Holding Company Ltd, Bulk Nordic Five Ltd and Bulk Nordic Six Ltd [Member]
Noncontrolling Interest [Line Items]
Retained Earnings (Accumulated Deficit), Total			18,000	$ (7,000)
Redeemable Convertible Preferred Stock [Member]
Noncontrolling Interest [Line Items]
Dividend on common stock and participating preferred dividend declared
Dividends, Preferred Stock, Cash				$ 6,288,000
Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Dividend on common stock and participating preferred dividend declared				4,544,730
Retained Earnings [Member]
Noncontrolling Interest [Line Items]
Dividend on common stock and participating preferred dividend declared				8,155,270
Odyssey And Orion Dividend 2013 [Member]
Noncontrolling Interest [Line Items]
Dividends Accrued, Gross			0	1,081,469
Dividends Payable			$ 904,803	904,803	$ 0
Dividends				$ 2,162,938
Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Noncontrolling Interest [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Noncontrolling Interest [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Restricted Stock [Member] | 2014 Share Incentive Plan [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Shares, Issued for Services			10,000
Stock Issued During Period, Value, Issued for Services			$ 25,000